Financial Instruments - Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Total gains and losses recognized in:
Equity instruments at FVOCI - net change in fair value, net of tax	$ 0	$ 33,543	$ 1,825
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	10,075
Total gains and losses recognized in:
Closing balances	9,368	10,075
Opening balances	3,864
Total gains and losses recognized in:
Closing balances	1,043	3,864
Level 3 [Member] | Other Liabilities Related to Business Combinations [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	10,075	14,875
Acquired in business combinations (refer note 7 (c))	4,411
Total gains and losses recognized in:
—profit or loss	673	1,181
-effect of movements in foreign exchange rates	(858)	(368)
-equity	102
Payment during the period (refer note 7 (a))	(5,035)	(5,613)
Closing balances	9,368	10,075	14,875
Level 3 [Member] | Other Investments Equity Securities FVOCI [Member]
Total gains and losses recognized in:
Opening balances	452	5,409
Total gains and losses recognized in:
Equity instruments at FVOCI - net change in fair value, net of tax		33,543
Proceeds from sale of investment (refer note 9)		(38,500)
Closing balances	452	452	$ 5,409
Level 3 [Member] | Other Investments Equity Securities FVTPL [Member]
Disclosure Of Financial Instruments [Line Items]
Acquired during the year (refer note 8 (a))		3,412
Total gains and losses recognized in:
Opening balances	3,412
Total gains and losses recognized in:
—profit or loss	(2,821)
Closing balances	$ 591	$ 3,412